25. Financial income (expenses) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial income
Income from derivatives	R$ 17,838	R$ 35,053	R$ 120,403
Income from short-term investments	161,223	119,863	152,656
Monetary variation	78,169	14,208	12,411
Taxes on financial income	(20,372)	(24,393)	(23,041)
Gains from the exchange offer	0	0	286,799
Interest income	0	0	4,651
Other	22,870	68,715	14,625
Finance income	259,728	213,446	568,504
Financial expenses
Losses from derivatives	(51,674)	(40,770)	(277,183)
Interest on short and long-term debt	(710,787)	(727,285)	(787,661)
Bank charges and expenses	(75,673)	(61,711)	(96,515)
Monetary variation	(53,952)	(53,041)	(3,867)
Tender offer costs (b)	(33,999)	(44,263)	0
Other	(135,004)	(123,391)	(106,338)
Financial expenses	(1,061,089)	(1,050,461)	(1,271,564)
Exchange rate variation, net	(1,081,197)	(81,744)	1,367,937
Total financial results	R$ (1,882,558)	R$ (918,759)	R$ 664,877